Risk Management Section - Financial assets modified (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets modified [abstract]
Amortised cost before modification	€ 2,662	€ 2,503
Net Modification loss	164	(50)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 689	€ 908